ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURES

NOTE 2 – ACQUISITIONS AND DIVESTITURES

Sale of SRAXmd:

On August 6, 2018, we completed the sale of substantially all of the assets related to our SRAXmd product line for aggregate consideration of up to $52,500,000. The purchase price consists of (i) $33,000,000 in cash, (ii) 30% interest in the purchaser of SRAXmd assets and (iii) an earn-out of up to $9,000,000 upon the SRAXmd product line achieving certain gross profit thresholds (the “Earn-Out”). A total of $762,500 of the purchase price was placed into escrow accounts subject to future release.

Given the Company will retain an ongoing equity interest in the purchaser of SRAXmd, the Company evaluated the potential existence of variable interest entity accounting treatment under ASC 810. Given the Company had no input into the design of the purchasing entity, is not a primary beneficiary of the purchaser entity and has no ongoing role in management or governance other than that of a passive, minority investor, the Company determined that the presence of a variable interest entity was not present.

Assets transferred to the purchaser in the transaction included $3,536,503 of accounts receivable and $216,479 of prepaid expense items. The purchaser also assumed $191,164 of accounts payable obligations and $333,014 of additional accrued expense items. The Company received a credit to the purchase price of $196,055 for over-delivery of working capital beyond a contractual $3 million working capital target. The Company has recorded a zero value for the interest retained in the purchaser of SRAXmd assets.

The Company paid $1,709,500 of advisory fees and $351,089 of legal fees at closing. An additional $164,028 was also paid by the Company at closing for insurance premiums and escrow related fees.

During the fourth quarter of 2018, the Company recognized an additional $1,870,361 in costs associated with the transaction.

The Company recorded a gain on sale of assets totaling $22,108,028. Less escrow holdbacks and other reimbursements, the Company received net proceeds from the transaction totaling $22,980,824.

Below are the major components of the gain we recorded on the sale of the SRAX md assets:

GAIN ON SALE OF SRAXmd:

Cash Proceeds	$32,966,303
Fair Value of Interest Retained	—
Carrying amount of Assets Sold
Fixed Assets	(117,000)
Working Capital	(3,228,803)
Transactions Fees & Sales Commissions	(7,512,472)
Gain on Sale	$22,108,028

Components of operating results for the SRAXmd product group have not been classified as discontinued operations. Pursuant to guidance in ASC 205-20, Discontinued Operations, we noted that the SRAXmd product line was not a reportable segment or a separate operating segment and nor was it deemed to be a strategic shift. Under this guidance, an entity presents a disposal as a discontinued operation if it “represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.” ASC Topic 205-20-45 does not clearly define on a quantitative basis as to how an entity would establish whether a component, business activity is individually significant. Additionally, the sale of the SRAXmd product line did not qualify under ASC Topic 360-10-35 to 45 for determination of the gain or loss. The sale of the SRAXmd product group does not constitute a shift in our corporate strategy or purpose as we continue to operate a diversified product group of digital advertising tools, as we have done since inception in 2010. The core technology and other key elements of the SRAX advertising platform will remain owned by us, with certain license agreements for use of our software granted to the purchaser as part of the transaction. SRAXmd was a product developed from our core technology. In addition to the assets, 12 of our existing employees also transferred. The Company have not assigned any goodwill upon disposal of a SRAXmd.

SRAXmd, like each of the remaining SRAX product groups/offerings, has not historically operated as a discrete business entity or division within our company. As such, it along with the other product groups rely upon shared employees and a shared technology platform to operate. Furthermore, certain advertisers may also purchase advertising across multiple product lines, making individual product financial statements more difficult to segregate. Due to its in-house organic development, SRAXmd also has no separately capitalized assets that may be presented as held for sale on our balance sheet.

Based on management’s best estimates, for the three and twelve month periods ended December 31, 2018 and 2017, the unaudited results for revenue and cost of sales attributable to the SRAXmd product group are estimated below:

	Three Months ended		Full Year
	December 31,		December 31,
	2018	2017	2018	2017

Revenue	$—	$4,603,366	$6,306,613	$11,077,503
Cost of Sales	$—	$1,082,389	$1,101,080	$1,998,395
Gross Profit	$0	$3,520,977	$5,205,533	$9,079,108
Gross Margin	0.00%	76.49%	82.54%	81.96%
General, Sales & Administrative expense	$—	$1,438,957	$2,896,193	$2,028,407
Operating Income	$—	$2,082,020	$2,309,340	$7,050,702

There is no specific depreciation and amortization, or interest expense specifically attributable to the SRAXmd product line.